Consolidated statements of changes in equity - CNY (¥) ¥ in Thousands	Share capital		Additional paid-in capital	Merger reserve	Treasury shares	Share-based payment reserve	Translation reserve	PRC statutory reserve	(Accumulated losses)/retained earnings	Total	Non-controlling interests	Total
Balance at the beginning at Jun. 30, 2021	¥ 92		¥ 8,289,160	¥ 117,912	¥ (2,306)	¥ 767,757	¥ (20,006)	¥ 64,648	¥ (2,558,291)	¥ 6,658,966	¥ (6,812)	¥ 6,652,154
Changes in equity for the year/period ended
Profit for the year/period									638,170	638,170	1,573	639,743
Other comprehensive income for the year							39,497			39,497	997	40,494
Total comprehensive income for the year							39,497		638,170	677,667	2,570	680,237
Dividend declared			(306,255)							(306,255)		(306,255)
Exercise of options			589							589		589
Release of ordinary shares from share incentive plan			(670)		670
Repurchase of shares					(82,160)					(82,160)		(82,160)
Equity settled share-based transactions						82,835				82,835		82,835
Appropriation to statutory reserve								24,460	(24,460)
Balance at the end at Jun. 30, 2022	92		7,982,824	117,912	(83,796)	850,592	19,491	89,108	(1,944,581)	7,031,642	(4,242)	7,027,400
Changes in equity for the year/period ended
Profit for the year/period									1,768,926	1,768,926	12,903	1,781,829
Other comprehensive income for the year							34,871			34,871	6,327	41,198
Total comprehensive income for the year							34,871		1,768,926	1,803,797	19,230	1,823,027
Issuance of ordinary shares relating to initial/Hong Kong public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	3		408,018							408,021		408,021
Dividend declared			(370,787)							(370,787)		(370,787)
Offset of accumulated losses			(730,898)						730,898
Exercise of options and subscription of restricted share units			380							380		380
Release of ordinary shares from share incentive plan			(616)		616
Repurchase of shares					(32,711)					(32,711)		(32,711)
Cancellation of shares			(31,841)		31,841
Equity settled share-based transactions						62,882				62,882		62,882
Appropriation to statutory reserve								15,912	(15,912)
Acquisition of non-controlling interests			(2,209)							(2,209)	2,166	(43)
Acquisition of a subsidiary with non-controlling interests											99	99
Balance at the end at Jun. 30, 2023	95	[1]	7,254,871	117,912	(84,050)	913,474	54,362	105,020	539,331	8,901,015	17,253	8,918,268
Changes in equity for the year/period ended
Profit for the year/period									1,248,405	1,248,405	7,672	1,256,077
Other comprehensive income for the year							(30,601)			(30,601)	(1,903)	(32,504)
Total comprehensive income for the year							(30,601)		1,248,405	1,217,804	5,769	1,223,573
Dividend declared			(923,664)							(923,664)		(923,664)
Exercise of options and subscription of restricted share units			168							168		168
Repurchase of shares					(73,560)					(73,560)		(73,560)
Equity settled share-based transactions						46,432				46,432		46,432
Appropriation to statutory reserve								65,579	(65,579)
Balance at the end at Dec. 31, 2023	95	[1]	6,331,375	117,912	(157,610)	959,906	23,761	170,599	1,722,157	9,168,195	23,022	9,191,217
Changes in equity for the year/period ended
Profit for the year/period									2,617,560	2,617,560	17,868	2,635,428
Other comprehensive income for the year							18,273			18,273	855	19,128
Total comprehensive income for the year							18,273		2,617,560	2,635,833	18,723	2,654,556
Dividend declared			(1,244,251)							(1,244,251)		(1,244,251)
Dividend declared and paid to non-controlling interests											(1,612)	(1,612)
Exercise of options and subscription of restricted share units			649							649		649
Repurchase of shares					(330,221)					(330,221)		(330,221)
Cancellation of shares	(1)		(403,781)		403,782
Equity settled share-based transactions						85,184				85,184		85,184
Appropriation to statutory reserve								37,540	(37,540)
Acquisition of non-controlling interests			(415)							(415)	415
Balance at the end at Dec. 31, 2024	¥ 94		¥ 4,683,577	¥ 117,912	¥ (84,049)	¥ 1,045,090	¥ 42,034	¥ 208,139	¥ 4,302,177	¥ 10,314,974	¥ 40,548	¥ 10,355,522

[1]	The amount was less than RMB1,000.